Restricted net assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Net Assets [Line Items]
Percentage of net after-tax income appropriation to statutory general reserve	10.00%
Restricted portion of net assets transferred	311,399	151,096
Maximum [Member]
Restricted Net Assets [Line Items]
Percentage of consolidated net assets	25.00%